Related Party Balances and Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Significant related party transactions
Loan from E-House			$ 89,462,593
Repayment loan to E-House		$ 1,862,593	87,600,000
Amounts due from related parties				$ 6,694,579	$ 4,077,008	[1]
Amounts due to related parties				3,477,193	3,092,870	[1]
Rollforward of the payable (receivable) balance
Loan from E-House			89,462,593
Repayment of loan to E-House		(1,862,593)	(87,600,000)
E-House
Significant related party transactions
Corporate service provided by E-House under service agreements	$ 1,942,495	5,447,864	8,585,821
Total services purchased from related parties	1,950,976	6,473,108	3,570,474
Total online advertising services provided to related parties		126,168	94,548
Compensation from E-House	3,425,741
Loan from E-House	0	0	89,462,593
Repayment loan to E-House		1,862,593	87,600,000
Amounts due from related parties				894,222
Amounts due to related parties					1,376,955
Rollforward of the payable (receivable) balance
Balance at beginning of the year	1,376,955	(6,019,121)	7,783,911
Loan from E-House	0	0	89,462,593
Repayment of loan to E-House		(1,862,593)	(87,600,000)
Receivable from E-House Enterprise				466,722
Corporate service provided by E-House under service agreements	1,942,495	5,447,864	8,585,821
Service provided to E-House		(126,168)	(94,548)
Compensation from E-House	(3,425,741)
Service purchased from E-House	1,950,976	6,473,108	3,570,474
Net payment	(3,205,629)	(2,536,135)	(27,727,372)
Balance at end of the year	(894,222)	1,376,955	(6,019,121)
Amount due to/(from) E-House
Payable / (receivable) for service fee				(894,222)	1,376,955
Amounts due to/(from) E-House	1,376,955	(6,019,121)	7,783,911	(894,222)	1,376,955
SINA
Significant related party transactions
Online advertising resources fee recognized as cost of revenues purchased	19,828,784	15,629,868	9,841,434
Total online advertising services provided to related parties			1,441
Amounts due to related parties				2,189,086	1,641,198
Rollforward of the payable (receivable) balance
Service provided to E-House			(1,441)
CRERAT
Significant related party transactions
Total services purchased from related parties			56,928
Rollforward of the payable (receivable) balance
Service purchased from E-House			56,928
Yicang
Significant related party transactions
Total services purchased from related parties	9,438	185,632
Amounts due to related parties				1,266	74,717
Rollforward of the payable (receivable) balance
Service purchased from E-House	9,438	185,632
Yunchuang
Significant related party transactions
Total services purchased from related parties	17,216	55,018
Business acquisition from Yunchuang		6,000,000
Amounts due from related parties					42,497
Amounts due to related parties				$ 7,450
Rollforward of the payable (receivable) balance
Service purchased from E-House	17,216	55,018
BaoKu
Significant related party transactions
Total services purchased from related parties			7,454
Total online advertising services provided to related parties			7,752
Rollforward of the payable (receivable) balance
Service provided to E-House			(7,752)
Service purchased from E-House			7,454
BaoKu I&T
Significant related party transactions
Total online advertising services provided to related parties			140,639
Amounts due from related parties					291,392
Rollforward of the payable (receivable) balance
Service provided to E-House			(140,639)
QuanZhuYi
Related Party Balances and Transactions
Equity interest (as a percent)				13.50%
Significant related party transactions
Total online advertising services provided to related parties		23,603
Rollforward of the payable (receivable) balance
Service provided to E-House		(23,603)
Total amount of transactions with related parties
Significant related party transactions
Total services purchased from related parties	51,743,250	44,407,900	22,062,111
Total online advertising services provided to related parties	5,329,768	149,771	244,380
Rollforward of the payable (receivable) balance
Service provided to E-House	(5,329,768)	(149,771)	(244,380)
Service purchased from E-House	51,743,250	44,407,900	$ 22,062,111
Jupai
Significant related party transactions
Total services purchased from related parties	236,432	267,001
Rollforward of the payable (receivable) balance
Service purchased from E-House	236,432	267,001
Tencent
Significant related party transactions
Online advertising resources fee recognized as cost of revenues purchased	23,488,344	$ 16,349,409
Amounts due from related parties				$ 5,800,357	$ 3,743,119
E-House Enterprise
Significant related party transactions
Total services purchased from related parties	4,269,565
Total online advertising services provided to related parties	1,904,027
Amounts due to related parties				$ 1,279,391
Rollforward of the payable (receivable) balance
Service provided to E-House	(1,904,027)
Service purchased from E-House	$ 4,269,565

[1]	Refer to Note 2 for details on the adoption of the new revenue recognition accounting standard and the impact on previously reported results.